short-term borrowings (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
short-term borrowings
Short-term borrowings	$ 594	$ 104	$ 279
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Cash proceeds from monthly sales	100
Trade receivables sold	708	118
Short-term borrowings	590	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
short-term borrowings
Trade receivables that can be sold under the securitization agreement	$ 600	$ 600